Vessel revenue	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue

During the six months ended June 30, 2021 and 2020, we did not have any vessels that earned revenue through long-term time charter contracts (with initial terms of one year or greater). The vessels that did not have long-term time charter contracts earned revenue from the Scorpio Pools or in the spot market.

Revenue Sources

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Pool revenue	$268,677	$588,480
Time charter revenue	—	—
Voyage revenue (spot market)	4,930	11,927
	$273,607	$600,407
Seasonality
The tanker market is typically stronger in the winter months of the northern hemisphere as a result of increased oil consumption but weaker in the summer months of the northern hemisphere as a result of lower oil consumption and refinery maintenance. In addition, unpredictable weather patterns during the winter months tend to disrupt vessel scheduling. The oil price volatility resulting from these factors has historically led to increased oil trading activities in the winter months. As a result, revenues generated by our vessels have historically been weaker during April to September and stronger during October to March.
The market conditions brought on by the COVID-19 pandemic outweighed traditional seasonal patterns during each of the six months ended June 30, 2021 and 2020.
During the six months ended June 30, 2020, the onset of the COVID-19 pandemic in March 2020 resulted in a sharp reduction in economic activity and a corresponding reduction in the global demand for oil and refined petroleum products. This period of time was marked by extreme volatility in the oil markets and the development of a steep contango in the prices of oil and refined petroleum products. Consequently, an abundance of arbitrage and floating storage opportunities opened up, which resulted in record increases in spot TCE rates late in the first quarter of 2020 and throughout the second quarter of 2020. These market dynamics, which were driven by arbitrage trading rather than underlying consumption, led to a build-up of global oil and refined petroleum product inventories.
During the six months ended June 30, 2021, global demand for oil and refined petroleum products remained subdued as governments around the world continued to impose travel restrictions and other measures in an effort to curtail the spread of the virus. These market conditions had an adverse impact on the demand for our vessels beginning in the third quarter of 2020 and continuing through the second quarter of 2021.
We expect that the COVID-19 virus will continue to cause volatility in the commodities markets. The scale and duration of these circumstances is unknowable but could have a material impact on our earnings, cash flow and financial condition in 2021. An estimate of the impact on our results of operations and financial condition cannot be made at this time.
IFRS 16 Lease Revenue
    In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
    The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the six months ended June 30, 2021 and 2020. These figures are not readily quantifiable as our contracts (with the Scorpio Pools or under time charter-out arrangements) do not separate these components. We do not view our pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the six months ended June 30,
In thousands of U.S. dollars	2021	2020
Lease component of revenue from time charter-out and pool revenue	$141,722	$384,906
Non-lease component of revenue from time charter-out and pool revenue	126,955	203,574
	$268,677	$588,480

We had no vessels on long term time charter out contracts during the six months ended June 30, 2021 and 2020.

IFRS 16 Lease Revenue
IFRS 16 Lease Revenue
    In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component; and on the aggregate stand-alone price of the non-lease components.
    These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.